COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.     COMMITMENTS AND CONTINGENCIES

Loan commitments

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit, which involve elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheets.  The Bank’s exposure to credit loss is represented by the contractual amount of the instruments.  The Bank uses the same credit policies in making commitments as it does for on-balance sheet instruments.  Financial instruments whose contract amounts represent credit risk consist of the following:

	At December 31,
	2011	2010
	(In thousands)

Commitments to grant loans	$6,083	$9,141
Unadvanced funds on home equity lines of credit	8,980	10,386
Unadvanced funds on commercial lines of credit	2,555	2,783
Unadvanced funds on construction loans	6,473	8,609
Unadvanced funds on other unsecured personal lines of credit	473	459
Unadvanced funds on commercial real estate loans	-	30
Unadvanced funds on residential real estate loans	-	118
Standy letters of credit	125	125

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for all lines of credit may expire without being drawn upon, therefore, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer’s credit worthiness on a case-by-case basis. Substantially all of these financial instruments, except for unadvanced lines of credit on unsecured personal loans and commercial lines of credit, are secured by real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance by a customer to a third party.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  As of December 31, 2011 and 2010, the maximum potential amount of the Bank’s obligation was $125,000, for standby letters of credit.  The Bank’s outstanding letters of credit generally have a term of less than one year.  If a letter of credit is drawn upon, the Bank may seek recourse through the customer’s underlying line of credit.  If the customer’s line of credit is also in default, the Bank may take possession of the collateral, if any, securing the line of credit.

Lease commitments

Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2011, pertaining to branch facilities, future minimum rental payments are as follows:

Years Ending
December 31,	Payments
(In thousands)

2012	$173
2013	172
2014	172
2015	158
2016	55
Thereafter	1,210

$1,940

One of the leases contains an option to extend for ten additional years.  The cost of such rentals is not included above.

Rental expense amounted to $195,000 and $180,000 for the years ended December 31, 2011 and 2010, respectively.

Employment agreements

The Bank has entered into employment agreements with its Chief Executive Officer and Chief Financial Officer, with initial terms of thirty-six months, that generally provide for a specified minimum annual compensation and the continuation of benefits currently received upon certain termination events, including a change in control, as defined in the agreements.  The employment agreements may be terminated for cause, as defined, without incurring any continuing obligations.  In addition, the Bank has entered into change in control agreements with three officers of the Bank with an initial term of twelve months, which provides for a lump sum severance payment, subject to certain conditions.  These agreements are automatically renewed annually unless a notice of non-renewal is issued upon recommendation from the Board of Directors.

Other contingencies

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial position.